Fair Value Measurements, Derivative Instruments and Hedging Activities - Reconciliation of Changes in Carrying Amounts of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Feb. 29, 2012	Nov. 30, 2013	Nov. 30, 2012
Goodwill [Roll Forward]
Beginning Balance	$ 3,322	$ 3,174	$ 3,322
Ibero goodwill impairment charge	(153)		(153)	[1]
Foreign currency translation adjustment		36	5
Ending Balance		3,210	3,174
North America Cruise Brands
Goodwill [Roll Forward]
Beginning Balance	1,898	1,898	1,898
Ibero goodwill impairment charge			0	[1]
Foreign currency translation adjustment
Ending Balance		1,898	1,898
EAA Cruise Brands
Goodwill [Roll Forward]
Beginning Balance	1,424	1,276	1,424
Ibero goodwill impairment charge			(153)	[1]
Foreign currency translation adjustment		36	5
Ending Balance		$ 1,312	$ 1,276

[1]	At February 29, 2012, given the state of the Spanish economy and considering the low level of Ibero’s estimated fair value in excess of its carrying value, we performed an impairment review of Ibero’s goodwill. During the review, we determined that the interim discounted future cash flow analysis that was used to estimate Ibero’s fair value was primarily impacted by slower than anticipated Ibero capacity growth. As a result, Ibero’s estimated fair value no longer exceeded its carrying value. Accordingly, we recognized a goodwill impairment charge of $153 million during the first quarter of 2012, which represented Ibero’s entire goodwill balance. At November 30, 2013, accumulated goodwill impairment charges were $153 million